6. OIL AND GAS PROPERTY INTERESTS (Details Narrative)	12 Months Ended
	Dec. 31, 2015 USD ($) ha	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Land Area (in hectares) | ha	20,992
Loss on disposal of property	$ (45,355)	$ 0	$ 0
Drowned Property [Member]
Payments to acquire oil and gas property	20,635
Payment of closing costs	$ 8,150
Lease expiration date	Oct. 31, 2015
Annual lease payment	$ 1,295
Loss on disposal of property	$ (45,355)